CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Non-current assets	R 74,908.1	R 69,727.7	R 64,067.3
Property, plant and equipment	57,480.2	54,558.2	51,444.6
Right-of-use assets	360.9
Goodwill	6,854.9	6,889.6	6,396.0
Equity-accounted investments	4,038.8	3,733.9	2,244.1
Other investments	598.7	156.0
Environmental rehabilitation obligation funds	4,602.2	3,998.7	3,492.4
Other receivables	683.5	314.4	284.0
Deferred tax assets	288.9	76.9	206.2
Current assets	26,163.7	15,195.3	12,004.5
Inventories	15,503.4	5,294.8	3,526.5
Trade and other receivables	4,635.0	6,833.0	6,197.6
Other receivables, current	51.2	35.2	35.2
Tax receivable	355.1	483.2	182.8
Cash and cash equivalents	5,619.0	2,549.1	2,062.4
Total assets	101,071.8	84,923.0	76,071.8
Equity and liabilities
Equity attributable to owners of Sibanye Stillwater	29,670.6	23,788.4	23,978.4
Stated share capital	40,662.0	34,667.0	34,667.0
Other reserves	4,442.3	4,617.2	2,569.0
Accumulated loss	(15,433.7)	(15,495.8)	(13,257.6)
Non-controlling interests	1,467.7	936.0	19.8
Total equity	31,138.3	24,724.4	23,998.2
Non-current liabilities	55,606.7	45,566.0	43,635.8
Borrowings, non-current	23,697.9	18,316.5	23,992.0
Derivative financial instrument	4,144.9	408.9	1,093.5
Lease liabilities, non-current	272.8
Environmental rehabilitation obligation and other provisions	8,714.8	6,294.2	4,678.7
Post-retirement healthcare obligation		5.6	11.3
Occupational healthcare obligation	1,133.4	1,164.2	1,152.5
Share-based payment obligations, non-current	1,343.0	168.9	422.2
Other payables	2,687.5	2,529.2	3,760.4
Deferred revenue, noncurrent	6,896.5	6,525.3
Tax and royalties payable	59.1
Deferred tax liabilities	6,656.8	10,153.2	8,525.2
Total current liabilities	14,326.8	14,632.6	8,437.8
Borrowings, current	38.3	6,188.2	1,657.5
Lease liabilities, current	110.0
Occupational healthcare obligation, current	148.7	109.9	0.8
Share-based payment obligations, current	82.1	56.8	12.3
Trade and other payables	11,465.9	7,856.3	6,690.4
Other payables, current	761.4	303.3	41.9
Deferred revenue, current	1,270.6	30.1
Tax, carbon tax and royalties payable	449.8	88.0	34.9
Total equity and liabilities	R 101,071.8	R 84,923.0	R 76,071.8